Concentration, Credit and Other Risks - Major Suppliers (Details)	9 Months Ended			12 Months Ended
	Sep. 30, 2019 USD ($) item	Sep. 30, 2018 item	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($)
Digital currency [line items]
Insured deposit | $	$ 855,915			$ 0	$ 369,280
Major Suppliers | Cost of revenues
Digital currency [line items]
Description of percentage of revenue for major supplier		more than 10
Number of suppliers		2
Major Suppliers | Accounts payable
Digital currency [line items]
Description of percentage of revenue for major supplier	more than 10	more than 10
Number of suppliers	1	2
Legacy YOD | Licensed Content Commitment
Digital currency [line items]
Cost of revenue | $						$ 17,700,000
Legacy YOD | Major Suppliers | Cost of revenues
Digital currency [line items]
Cost of revenue | $			$ 800,000
Legacy YOD | Major Suppliers | Cost of revenues | Content partner
Digital currency [line items]
Description of percentage of revenue for major supplier				more than 10
Legacy YOD | Major Suppliers | Revenue
Digital currency [line items]
Revenue | $			$ 800,000
Wecast Services | Major Suppliers | Cost of revenues
Digital currency [line items]
Description of percentage of revenue for major supplier				more than 10	more than 10
Number of suppliers | customer				3	5
Wecast Services | Major Suppliers | Accounts payable
Digital currency [line items]
Description of percentage of revenue for major supplier				more than	more than
Number of suppliers | customer				2	2
GTBs
Digital currency [line items]
Number of GTB tokens held	7,294,555
Bitcoins
Digital currency [line items]
Number of GTB tokens held	2,763
Ethereum
Digital currency [line items]
Number of GTB tokens held	21,312